PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 832	$ 0
Return on plan assets greater/(less) than discount rate	799	612
Actuarial (gain) loss		(832)
Recognized liabilities				$ (7,630)	$ (8,297)
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,040
Current service cost	125	112	121
Interest cost (income)	106	108	117
Past service cost - Plan amendments	14	(80)	4
Curtailments and settlements		(6)	(1)
Present value of the wholly or partly funded obligation				(9,352)	(8,730)
Balance at end of the period	3,047	3,040
Fair value of plan assets				7,822	7,048
Net present value of the wholly or partly funded obligation				(1,530)	(1,682)
Present value of the unfunded obligation				(1,483)	(1,324)
Prepaid due to unrecoverable surpluses	(34)	(80)	(80)	(34)	(34)
Net amount recognized	(3,040)	(3,040)		(3,047)	(3,040)
Net assets related to funded obligations				20	21
Recognized liabilities				(3,067)	(3,061)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(34)	(80)
Interest cost on unrecoverable surplus	(1)	(10)
Change in unrecoverable surplus in excess of interest	2	67
Exchange rates changes	(1)	(11)
Unrecoverable surplus at end of the period	(34)	(34)	(80)
Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	10,054	9,883
Current service cost	125	112
Interest cost (income)	397	406
Past service cost - Plan amendments	14	(80)
Plan participants’ contribution	3	4
Curtailments and settlements		(10)
Actuarial (gain) loss	323	388
Demographic assumptions	(131)	(12)
Financial assumptions	418	370
Experience adjustment	36	30
Benefits paid	(656)	(633)
Foreign currency exchange rate differences and other movements	575	(16)
Balance at end of the period	10,835	10,054	9,883
Net amount recognized	(10,054)	(9,883)	(9,883)	(10,835)	(10,054)
Defined benefit obligation | Present value of defined benefit obligation | ArcelorMittal Point Lisas
Surplus (deficit) in plan [abstract]
Increase (decrease) through derecognition of benefit obligations (plan assets)		(136)
Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(7,048)	(6,828)
Interest cost (income)	(292)	(308)
Plan participants’ contribution	(3)	(4)
Employer contribution	249	124
Return on plan assets greater/(less) than discount rate	468	273
Curtailments and settlements		4
Benefits paid	545	529
Foreign currency exchange rate differences and other movements	(307)	(44)
Balance at end of the period	(7,822)	(7,048)	(6,828)
Net amount recognized	7,048	6,828	6,828	7,822	7,048
Defined benefit obligation | Plan assets | ArcelorMittal Point Lisas
Surplus (deficit) in plan [abstract]
Increase (decrease) through derecognition of benefit obligations (plan assets)		127
United States | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	859
Current service cost	32	31	36
Interest cost (income)	48	47	45
Past service cost - Plan amendments	0	12	0
Curtailments and settlements		0	0
Present value of the wholly or partly funded obligation				(3,477)	(3,593)
Balance at end of the period	515	859
Fair value of plan assets				2,993	2,768
Net present value of the wholly or partly funded obligation				(484)	(825)
Present value of the unfunded obligation				(31)	(34)
Prepaid due to unrecoverable surpluses	0	0	0	0	0
Net amount recognized	(859)	(859)		(515)	(859)
Net assets related to funded obligations				0	0
Recognized liabilities				(515)	(859)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	0
United States | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,627	3,623
Current service cost	32	31
Interest cost (income)	142	151
Past service cost - Plan amendments	0	12
Plan participants’ contribution	0	0
Curtailments and settlements		0
Actuarial (gain) loss	(28)	71
Demographic assumptions	(130)	(21)
Financial assumptions	154	80
Experience adjustment	(52)	12
Benefits paid	(265)	(261)
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	3,508	3,627	3,623
Net amount recognized	(3,627)	(3,623)	(3,623)	(3,508)	(3,627)
United States | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,768)	(2,795)
Interest cost (income)	(94)	(104)
Plan participants’ contribution	0	0
Employer contribution	117	16
Return on plan assets greater/(less) than discount rate	274	126
Curtailments and settlements		0
Benefits paid	260	261
Foreign currency exchange rate differences and other movements	0	12
Balance at end of the period	(2,993)	(2,768)	(2,795)
Net amount recognized	2,768	2,795	2,795	2,993	2,768
Canada | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	276
Current service cost	26	25	31
Interest cost (income)	13	15	18
Past service cost - Plan amendments	13	4	1
Curtailments and settlements		0	0
Present value of the wholly or partly funded obligation				(3,463)	(3,040)
Balance at end of the period	337	276
Fair value of plan assets				3,167	2,795
Net present value of the wholly or partly funded obligation				(296)	(245)
Present value of the unfunded obligation				(18)	(13)
Prepaid due to unrecoverable surpluses	(18)	(21)	(21)	(23)	(18)
Net amount recognized	(276)	(276)		(337)	(276)
Net assets related to funded obligations				17	18
Recognized liabilities				(354)	(294)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(18)	(21)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(3)	5
Exchange rates changes	(1)	(1)
Unrecoverable surplus at end of the period	(23)	(18)	(21)
Canada | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,053	2,928
Current service cost	26	25
Interest cost (income)	119	125
Past service cost - Plan amendments	13	4
Plan participants’ contribution	1	1
Curtailments and settlements		0
Actuarial (gain) loss	237	65
Demographic assumptions	1	1
Financial assumptions	188	23
Experience adjustment	48	41
Benefits paid	(197)	(186)
Foreign currency exchange rate differences and other movements	229	91
Balance at end of the period	3,481	3,053	2,928
Net amount recognized	(3,053)	(2,928)	(2,928)	(3,481)	(3,053)
Canada | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,795)	(2,633)
Interest cost (income)	(107)	(111)
Plan participants’ contribution	(1)	(1)
Employer contribution	83	64
Return on plan assets greater/(less) than discount rate	169	91
Curtailments and settlements		0
Benefits paid	196	185
Foreign currency exchange rate differences and other movements	(208)	(80)
Balance at end of the period	(3,167)	(2,795)	(2,633)
Net amount recognized	2,795	2,633	2,633	3,167	2,795
Brazil | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	23
Current service cost	4	2	2
Interest cost (income)	4	2	7
Past service cost - Plan amendments	0	0	0
Curtailments and settlements		0	0
Present value of the wholly or partly funded obligation				(765)	(703)
Balance at end of the period	46	23
Fair value of plan assets				723	684
Net present value of the wholly or partly funded obligation				(42)	(19)
Present value of the unfunded obligation				(1)	(1)
Prepaid due to unrecoverable surpluses	(3)	(53)	(53)	(3)	(3)
Net amount recognized	(23)	(23)		(46)	(23)
Net assets related to funded obligations				0	0
Recognized liabilities				(46)	(23)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(3)	(53)
Interest cost on unrecoverable surplus	0	(8)
Change in unrecoverable surplus in excess of interest	0	67
Exchange rates changes	0	(9)
Unrecoverable surplus at end of the period	(3)	(3)	(53)
Brazil | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	704	495
Current service cost	4	2
Interest cost (income)	79	66
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	1
Curtailments and settlements		0
Actuarial (gain) loss	40	82
Demographic assumptions	0	0
Financial assumptions	22	96
Experience adjustment	18	(14)
Benefits paid	(49)	(42)
Foreign currency exchange rate differences and other movements	(12)	100
Balance at end of the period	766	704	495
Net amount recognized	(704)	(495)	(495)	(766)	(704)
Brazil | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(684)	(498)
Interest cost (income)	(75)	(72)
Plan participants’ contribution	0	(1)
Employer contribution	8	21
Return on plan assets greater/(less) than discount rate	16	30
Curtailments and settlements		0
Benefits paid	49	42
Foreign currency exchange rate differences and other movements	11	(104)
Balance at end of the period	(723)	(684)	(498)
Net amount recognized	684	498	498	723	684
Europe | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,809
Current service cost	60	50	44
Interest cost (income)	31	35	37
Past service cost - Plan amendments	1	(96)	2
Curtailments and settlements		0	(1)
Present value of the wholly or partly funded obligation				(1,635)	(1,379)
Balance at end of the period	2,072	1,809
Fair value of plan assets				924	777
Net present value of the wholly or partly funded obligation				(711)	(602)
Present value of the unfunded obligation				(1,355)	(1,203)
Prepaid due to unrecoverable surpluses	(4)	(3)	(3)	(6)	(4)
Net amount recognized	(1,809)	(1,809)		(2,072)	(1,809)
Net assets related to funded obligations				3	3
Recognized liabilities				(2,075)	(1,812)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(4)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	(2)	(1)
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(6)	(4)	(3)
Europe | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,582	2,601
Current service cost	60	50
Interest cost (income)	46	52
Past service cost - Plan amendments	1	(96)
Plan participants’ contribution	2	2
Curtailments and settlements		(4)
Actuarial (gain) loss	72	170
Demographic assumptions	(2)	8
Financial assumptions	54	170
Experience adjustment	20	(8)
Benefits paid	(130)	(129)
Foreign currency exchange rate differences and other movements	357	(64)
Balance at end of the period	2,990	2,582	2,601
Net amount recognized	(2,582)	(2,601)	(2,601)	(2,990)	(2,582)
Europe | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(777)	(753)
Interest cost (income)	(15)	(17)
Plan participants’ contribution	(2)	(2)
Employer contribution	41	23
Return on plan assets greater/(less) than discount rate	17	24
Curtailments and settlements		4
Benefits paid	37	38
Foreign currency exchange rate differences and other movements	(109)	0
Balance at end of the period	(924)	(777)	(753)
Net amount recognized	777	753	753	924	777
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	73
Current service cost	3	4	8
Interest cost (income)	10	9	10
Past service cost - Plan amendments	0	0	1
Curtailments and settlements		(6)	0
Present value of the wholly or partly funded obligation				(12)	(15)
Balance at end of the period	77	73
Fair value of plan assets				15	24
Net present value of the wholly or partly funded obligation				3	9
Present value of the unfunded obligation				(78)	(73)
Prepaid due to unrecoverable surpluses	(9)	(3)	(3)	(2)	(9)
Net amount recognized	(73)	(73)		(77)	(73)
Net assets related to funded obligations				0	0
Recognized liabilities				(77)	(73)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(9)	(3)
Interest cost on unrecoverable surplus	0	(1)
Change in unrecoverable surplus in excess of interest	7	(4)
Exchange rates changes	0	(1)
Unrecoverable surplus at end of the period	(2)	(9)	(3)
Other | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	88	236
Current service cost	3	4
Interest cost (income)	11	12
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	0
Curtailments and settlements		(6)
Actuarial (gain) loss	2	0
Demographic assumptions	0	0
Financial assumptions	0	1
Experience adjustment	2	(1)
Benefits paid	(15)	(15)
Foreign currency exchange rate differences and other movements	1	(143)
Balance at end of the period	90	88	236
Net amount recognized	(88)	(236)	(236)	(90)	(88)
Other | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(24)	(149)
Interest cost (income)	(1)	(4)
Plan participants’ contribution	0	0
Employer contribution	0	0
Return on plan assets greater/(less) than discount rate	(8)	2
Curtailments and settlements		0
Benefits paid	3	3
Foreign currency exchange rate differences and other movements	(1)	128
Balance at end of the period	(15)	(24)	(149)
Net amount recognized	$ 24	$ 149	$ 149	$ 15	$ 24